Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect certain reported amounts and disclosures. These estimates and assumptions are reviewed on an on-going basis and updated as appropriate. Actual results could differ from those estimates. The Company’s significant estimates include the allowance for doubtful accounts, deferred tax valuation allowances, warranty obligations and reserves for slow-moving inventory.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect certain reported amounts and disclosures. These estimates and assumptions are reviewed on an on-going basis and updated as appropriate. Actual results could differ from those estimates. The Company’s significant estimates include the allowance for doubtful accounts, deferred tax valuation allowances, warranty obligations and reserves for slow-moving inventory.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist principally of deposit accounts and money market accounts at December 31, 2018 and 2017.

Restricted cash consists of cash deposited with a financial institution as collateral for Company employee credit cards.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the balance sheets that sum to the total of the same amounts show in the statement of cash flows.

	2018	2017
Cash and cash equivalents	$6,540,794	$12,959,373
Restricted cash	75,000	52,000

Total cash, cash equivalents, and restricted cash in the balance sheet	$6,615,794	$13,011,373

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company reports accounts receivable at invoiced amounts less an allowance for doubtful accounts. The Company evaluates its accounts receivable on a continuous basis, and if necessary, establishes an allowance for doubtful accounts based on a number of factors, including current credit conditions and customer payment history. The Company does not require collateral or accrue interest on accounts receivable and credit terms are generally 30 days. At December 31, 2018, the Company recorded an allowance for doubtful account, which was immaterial to the financial statements. No allowance for doubtful accounts was necessary at December 31, 2017.

Inventories

Inventories

Inventories are recorded at the lower of cost or net realizable value. Cost is determined using a specific identification method. The Company reduces the carrying value of inventory for those items that are potentially excess, obsolete or slow-moving based on changes in customer demand, technology developments or other economic factors. In addition, the carrying value of consigned inventories is reduced by the value of MyPro devices that will not be sold based on historical experience.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist principally of deposit accounts and money market accounts at September 30, 2019 and December 31, 2018.

Restricted cash consists of cash deposited with a financial institution as collateral for Company employee credit cards.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the condensed balance sheets that sum to the total of the same amounts shown in the condensed statements of cash flows.

	September 30, 2019	December 31, 2018
Cash and cash equivalents	$4,328,355	$6,540,794
Restricted cash	75,000	75,000

Total cash, cash equivalents, and restricted cash	$4,403,355	$6,615,794

Restricted Cash Restricted cash consisted of cash deposited with a financial institution as collateral for Company credit cards for sales personnel.
Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs are comprised of direct incremental legal, accounting and financial advisor fees related relating to capital raising efforts. Deferred offering costs are offset against proceeds of an offering. In the event a capital raising effort is terminated, deferred offering costs are expensed.

Equipment

Equipment

Equipment is stated at historical cost, net of accumulated depreciation and is depreciated using the straight-line method over the estimated useful lives of the related assets, generally three years. Expenditures for maintenance and repairs, which do not extend the economic useful life of the related assets, are charged to operations as incurred, and expenditures, which extend the economic life, are capitalized. When assets are retired, or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized.

Demonstration units are sometimes provided to the Company’s indirect sales channel by the Company for marketing and patient evaluation purposes. These units are manufactured by the Company and are expensed in the statements of operations to selling, general, and administrative expense. During the years ended December 31, 2018 and 2017, respectively, the Company charged to operations approximately $256,700 and $26,900, respectively, of these units. Demonstrations units provided by the Company on its own sales force are capitalized as equipment on the Company’s balance sheet.

Test units represent units provided to research and development staff to use in their development process and to end users who are given free units to act as testers so that research and development staff can evaluate and understand their use by patients. A primary objective of these units is to determine when and under what conditions they fail, at which time they are analyzed for cause of failure and then scrapped. These units are recorded at cost in the statements of operations as part of research and development expense. During the year ended December 31, 2018 and 2017 the Company charged to operations approximately $17,700 and $29,200, respectively, of these units.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company assesses the recoverability of its long-lived assets, including equipment when there are indications that the assets might be impaired. When evaluating assets for potential impairment, the Company compares the carrying value of the asset to its estimated undiscounted future cash flows. If an asset’s carrying value exceeds such estimated cash flows (undiscounted and with interest charges), the Company records an impairment charge for the difference. Based on its assessments, the Company did not record any impairment charges for the years ended December 31, 2018 and 2017.

Accounts Payable and Other Accrued Expenses:

	2018	2017
Trade payables	$426,727	$264,890
Accrued compensation and benefits	1,027,757	642,425
Accrued directors fees	—	100,000
Other	288,943	269,921

	$1,743,427	$1,277,236

Derivative Liabilities

Derivative Liabilities

The Company accounts for warrants determined to be derivative financial instruments by recording the warrants as a liability at fair value and marks-to-market the instruments at fair values as of each subsequent balance sheet date. Any change in fair value is recorded as a change in the fair value of derivative liabilities for each reporting period at each balance sheet date. The Company reassesses the classification at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification. As of December 31, 2018 and 2017, the Company’s only derivative liabilities are warrants issued to the selling agent for its IPO in 2017.

Revenue Recognition

Revenue Recognition

Adoption of ASC Topic 606, “Revenue from Contracts with Customers”

On January 1, 2019, the Company adopted the new accounting standard ASC 606, “Revenue from Contracts with Customers” and all the related amendments (Topic 606) using the modified retrospective method for all contracts not completed as of the date of adoption. For contracts that were modified before the effective date, the Company reflected the aggregate effect of all modifications when identifying performance obligations and allocating transaction price in accordance with practical expedient ASC 606-10-65-1-(f)-4, which did not have a material effect on the Company’s assessment of the cumulative effect adjustment upon adoption. The Company recognized the cumulative effect of initially applying the new standard as an adjustment to the opening balance of retained earnings. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under Topic 605.

Revenues under Topic 606 are required to be recognized either at a “point in time” or “over time,” depending on the facts and circumstances of the arrangement, and are evaluated using a five-step model. The adoption of Topic 606 did not have a material impact on the financial statements at initial implementation. Depending on the timing of product deliveries to customers, which is when cost of revenue must be recorded, and when the Company meets the criteria to record revenue, there may be fluctuations in gross margin on an ongoing basis.

The Company recognizes revenue after applying the following five steps:

6)	Identification of the contract, or contracts, with a customer,

7)	Identification of the performance obligations in the contract, including whether they are distinct within the context of the contract

8)	Determination of the transaction price, including the constraint on variable consideration

9)	Allocation of the transaction price to the performance obligations in the contract

10)	Recognition of revenue when, or as, performance obligations are satisfied

Revenue is recognized when control of these services is transferred to our customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

In certain cases, the Company ships the MyoPro device to O&P providers or directly to patients pending reimbursement from third party payors. As a result of these arrangements, elements of the revenue recognition criteria have not been met upon shipment of the MyoPro. During the three and nine months ended September 30, 2019, the Company recognized revenue of approximately $164,000 from O&P providers or third-party payors for which costs related to the completion of the Company’s performance obligations were recorded in a prior period.

The Company periodically receives federally funded grants that requires us to perform research activities as specified in each respective grant. The Company is paid based on the fees stipulated in the respective grants which approximate the projected costs to be incurred by the Company to perform such activities. As required under Topic 606, grant proceeds are now booked as a reduction in R&D expenses. The Company adopted the accounting standard on a modified retrospective method, and the prior comparative 2018 grant revenue has not been restated for presentation purposes. Grant revenue was previously recognized when persuasive evidence of the arrangement existed, the service had been provided and adherence to specific parameters of the awarded grant were met, the amount was fixed and determinable and collection was reasonably assured. The Company recognized the revenue on a completion of performance basis where no ongoing obligation existed, or ratably over the term if the grant of no specific performance was required. Direct costs related to these grants were reported as a component of research and development costs in the statements of operations except for reimbursable costs which were reported as a component of cost of revenue in the statement of operations.

The Company recognized approximately $10,100 and $19,100 of grant income in the three and nine months ended September 30, 2018. Direct costs related to these grants are reported as a component of research and development costs in the statements of operations except for reimbursable costs which are reported as a component of cost of revenue in the statements of operations.

Shipping and handling activities are not considered a contract performance obligation. The Company records shipping and handling costs billed to customers as revenue with offsetting costs recorded as cost of revenue.

Contract Balances

The timing of revenue recognition may differ from the timing of payment by customers. The Company records a receivable when revenue is recognized prior to payment and there is an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, the Company records deferred revenue until the performance obligations are satisfied. The Company had an immaterial amount of deferred revenue as of September 30, 2019.

Disaggregated Revenue from Contracts with Customers

The following table presents revenue by major source:

	For the Three Months Ended September 30, 2019	For the Nine Months Ended September 30, 2019
Clinical/Medical providers	$405,914	$1,837,667
Direct to patient	200,705	479,367

Total revenue from contracts with customer	$606,619	$2,317,034

Cost of Revenue

In conjunction with the adoption of ASC 606, there are certain cases in which the Company will expense costs when incurred as required by ASC 340-40-25. In certain cases, the Company ships the MyoPro device to O&P providers, or provides the device directly to patients, pending reimbursement from third party payors. Prior to the implementation of ASC 606, the Company had been accounting for this transaction at the time of shipping to an O&P provider by leaving consigned inventory on the balance sheet until the uncertainty regarding payment had been resolved and by providing a consignment inventory reserve based upon the amounts historically collected under this program. Under ASC 340-40-25, this inventory is expensed as of the date of shipment. For clinical services by O&P providers for which they are paid a fee in conjunction with devices being sold directly to patients and billing their insurance companies directly, the cost of evaluations performed by the O&P providers are expensed as incurred as required by ASC 340-40-25, as a cost of obtaining a contract. These costs are recorded as sales and marketing expense, with the remaining costs associated with the patient expensed to cost of revenue.

The Company recorded a net decrease to opening retained earnings of approximately $123,000 as of January 1, 2019 due to the cumulative impact of adopting Topic 606.

The cumulative effect of the changes made to the Company’s consolidated balance sheet for the adoption of Topic 606 were as follows:

Selected Balance Sheet Accounts	Balance at 12/31/18	Adjustments due to ASC 2014-09	Balance at 1/1/19
Assets
Inventories, net	$256,149	$(84,635)	$171,514
Prepaid expenses and other	695,276	(38,812)	656,464

Stockholders’ Equity
Accumulated deficit	(45,289,526)	(123,447)	(45,412,973)

Revenue Recognition

The Company derives revenue primarily from the sale of its products to O&P providers, the VA, rehabilitation hospitals, and through distributors. Recently, the Company has begun providing devices directly to patients and billing their insurance companies directly, utilizing the clinical services of O&P providers for which they are paid a fee. The Company recognizes revenue upon shipment, provided that persuasive evidence of an arrangement exists, there are no uncertainties regarding customer acceptance, the sales price is fixed or determinable, and collectability is deemed probable. In certain cases, the Company ships the MyoPro device to O&P practices pending reimbursement from third party payors. As a result of this arrangement, elements of the revenue recognition criteria have not been met upon shipment of the MyoPro. The Company recognizes revenue when payment has been received, as all of the revenue recognition criteria has been met.

The Company qualifies as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. An emerging growth company may take advantage of relief from certain reporting requirements and other burdens that are otherwise applicable generally to public companies. These provisions include an exemption from the adoption of certain new or revised financial accounting standards until they would apply to private companies. As such, we have delayed the adoption of Accounting Standards Codification (“ASC”) No. 606, Revenue from Contracts with Customers until January 1, 2019.

The Company receives federally funded grants that require the Company to perform research activities as specified in each respective grant. The Company is paid based on the fees stipulated in the respective grants which approximate the projected costs to be incurred by the Company to perform such activities. The Company’s grant revenue is recognized when persuasive evidence of the arrangement exists, the service has been provided and adherence to specific parameters of the awarded grant have been met, the amount is fixed and determinable and collection is reasonable assured. The Company recognized approximately $64,600 and $118,100, respectively, of grant income in 2018 and 2017, respectively. Direct costs related to these grants are reported as a component of research and development costs in the statements of operations except for reimbursable costs which are reported as a component of cost of revenue in the statements of operations. Cost of revenue includes reimbursable costs of approximately $31,600 and $11,600 in 2018 and 2017, respectively. Amounts received in advance are deferred.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs paid by customers are netted against the related shipping costs we incur. The net cost is recorded in cost of sales. Historically, such costs have not been material.

Income Taxes

Income Taxes

The Company accounts for income taxes under Accounting Standards Codification ASC 740 Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

ASC 740 requires that the tax effects of changes in tax laws or rates be recognized in the financial statement in the period in which the law is enacted.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Tax benefits claimed or expected to be claimed on a tax return are recorded in the Company’s financial statements. A tax benefit from an uncertain tax position is only recognized if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. Uncertain tax positions have had no impact on the Company’s financial condition, results of operations or cash flows.

The Company files income tax returns in federal and state jurisdictions and is no longer subject to examinations by tax authorities for years prior to 2015. Currently, there are no income tax audits in process.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock awards to employees by measuring the cost of services received in exchange for the award of equity instruments based upon the fair value of the award on the date of grant. The fair value of that award is then ratably recognized as expense over the period during which the recipient is required to provide services in exchange for that award.

Options and warrants granted to consultants and other non-employees are recorded at fair value as of the grant date and subsequently adjusted to fair value at the end of each reporting period until such options and warrants vest, and the fair value of such instruments, as adjusted, is expensed over the related vesting period.

Stock-based compensation expense of approximately $814,700 and $279,500 was recorded in research and development, selling, general and administrative expense in 2018 and 2017, respectively.

Net Loss per Share

Net Loss per Share

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding, plus potentially dilutive common shares. Convertible debt, preferred stock, restricted stock, restricted stock units, stock options and warrants are excluded from the diluted net loss per share calculation when their impact is antidilutive. The Company reported a net loss for the three and nine months ended September 30, 2019 and 2018, and as a result, all potentially dilutive common shares are considered antidilutive for these periods.

Potential common shares issuable consist of the following at:

	September 30,
	2019	2018
Stock options	22,293	20,887
Restricted stock units	12,844	1,458
Restricted stock	342	1,624
Stock warrants	181,176	169,063

Total	216,655	193,032

Net Loss per Share

Basic loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding, plus potentially dilutive common shares. Convertible debt, preferred stock, restricted stock units, stock options and warrants are excluded from the diluted net loss per share calculation when their impact is antidilutive. The Company reported a net loss for the years ended December 31, 2018 and 2017, respectively, and as a result, all potentially dilutive common shares are considered antidilutive for these periods.

Potentially common shares issuable at December 31, 201 8 and 201 7 consist of:

	2018	2017
Options	24,125	12,300
Warrants	169,063	209,248
Restricted stock units	1,271	—
Restricted stock	1,275	—

Total	195,734	221,548

Advertising		Advertising The Company charges the costs of advertising to operating expenses as incurred. Advertising expense amounted to approximately $136,300 and $31,000 in 2018 and 2017, respectively.
Research and Development Costs

Research and Development Costs

The Company expenses research and development costs as incurred. Research and development costs primarily consist of salaries and benefits, facility and overhead costs, and outsourced research activities.

Reclassification	Reclassifications Certain prior year amounts have been reclassified to conform with the current year presentation.

Reclassification

Certain prior period amounts included in the statement of cash flows for the year ended December 31, 2017 have been reclassified to conform to the current year’s presentation in accordance with ASU 2017-18. See “Recent Accounting Pronouncements.”

Subsequent Events

Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and determined that, except as disclosed in Note 11 herein, there have been no subsequent events that would require recognition in the financial statements or disclosure in the notes to the financial statements.

Subsequent Events

The Company evaluates events and/or transactions occurring after the balance sheet date and before the issue date of the financial statements to determine if any of those events and/or transactions require adjustment to or disclosure in the financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”, or ASU 2016-02. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases. ASU 2016-02 will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating ASU 2016-02 and its impact on its financial statements. As an emerging growth company, the Company will delay adoption of ASU 2016-02 until January 1, 2020.

In June 2018, the FASB issued ASU No. 2018-07, “Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” The ASU expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The ASU also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Revenue from Contracts with Customers (Topic 606). The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Company has adopted this standard and the adoption of this standard did not have a material impact on its financial statements or disclosures.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement.” The ASU requires application of the prospective method of transition (for only the most recent interim or annual period presented in the initial fiscal year of adoption) to the new disclosure requirements for (1) changes in unrealized gains and losses included in OCI and (2) the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The ASU also requires prospective application to any modifications to disclosures made because of the change to the requirements for the narrative description of measurement uncertainty. The guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year. The Company is currently evaluating the accounting, transition, and disclosure requirements of the standard to determine the impact, if any, on its financial statements.

Recent Accounting Pronouncements

Revenue Related Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers: Topic 606,” (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in ASC 605 — Revenue Recognition and most industry-specific guidance throughout the ASC. The standard requires that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASU 2014-09 defines a five-step process to achieve this principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation.

In March 2016, the FASB issued ASU No. 2016-08, “Revenue from Contracts with Customers—Principal versus Agent Considerations.” This update provides clarifying guidance regarding the application of ASU No. 2014-09 — Revenue from Contracts with Customers when another party, along with the reporting entity, is involved in providing a good or a service to a customer. In these circumstances, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (that is, the entity is a principal) or to arrange for the good or service to be provided to the customer by the other party (that is, the entity is an agent). The amendments in the Update clarify the implementation guidance on principal versus agent considerations. In May 2016, the FASB issued ASU No. 2016-12, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2016-12”). ASU 2016-12 provides clarifying guidance in a few narrow areas and adds some practical expedients to the guidance. In September 2017, the FASB issued ASU No. 2017-13, “Revenue Recognition (Topic 605) and Revenue from Contracts with Customers (Topic 606).

The Company qualifies as an “emerging growth company” as defined in the JOBS Act. An emerging growth company may take advantage of relief from certain reporting requirements and other burdens that are otherwise applicable generally to public companies. These provisions include an exemption from the adoption of certain new or revised financial accounting standards until they would apply to private companies. As such, the Company delayed the adoption of Accounting Standards Codification (“ASC”) No. 606, Revenue from Contracts with Customers until January 1, 2019.

The new revenue recognition guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective method). The Company is adopting ASU No 2016-08 and related ASC 606 amendments effective January 1, 2019 using the modified retrospective method.

Based on the results of the Company’s assessment to date, this standard did not have a material impact on the Company’s financial statements for 2018 and is not expected to have a material impact in future years. The Company will enhance its revenue recognition disclosures, as required by this standard, including significant judgments and practical expedients used by the Company in applying the five-step revenue model. The cumulative impact to the Company’s accumulated deficit as of December 31, 2018 is expected to be de minimums.

Other Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases. ASU 2016-02 will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. As an emerging growth company, the Company expects to delay adoption of ASU 2016-02 until January 1, 2020. ASU 2016-02 is not expected to have a material impact on the financial statements or disclosures.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. This update simplifies several aspects of the accounting for share-based payment awards, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The update is effective for fiscal years beginning after December 15, 2017, including interim periods. The Company adopted this standard effective January 1, 2018, using a modified retrospective transition approach, which requires that the cumulative effect of initially applying the standard to be recorded as an adjustment to the opening balance of retained earnings of the annual reporting period that includes the date of initial application. We elected to no longer calculate an estimate of expected forfeitures and began recognizing forfeitures as they occur. The cumulative-effect adjustment to accumulated deficit at January 1, 2018 was immaterial.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments,” which addresses the diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows with respect to eight specific cash flow issues. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The amendments should be applied using a retrospective transition method to each period presented, if practical. We adopted this standard in the first quarter of 2018. It did not have a material impact on the financial statements or disclosures.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force)”, which clarifies how entities should present restricted cash and restricted cash equivalents in the statement of cash flows, and as a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. An entity with a material balance of restricted cash and restricted cash equivalents must disclose information about the nature of the restrictions. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted and the new guidance must be applied retroactively to all periods presented. The adoption of this standard did not have a material impact to the financial statements or disclosures.

In May 2017, the FASB issued ASU No. 2017-09, Compensation — Stock Compensation (Topic 718); Scope of Modification Accounting. The amendments in this ASU provide guidance that clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. If the value, vesting conditions or classification of the award changes, modification accounting will apply. The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The adoption of this standard did not have a material impact to the financial statements or disclosures.

In July 2017, the FASB issued ASU No. 2017-11, which changes the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. ASU No. 2017-11 also clarifies existing disclosure requirements for equity-classified instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. ASU No. 2017-11 requires entities to recognize the effect of the down round feature in a freestanding equity-classified financial instrument only when it is triggered. The effect of triggering such a feature will be recognized as a dividend and a reduction to income available to common shareholders in basic. ASU No. 2017-11 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. If an entity early adopts ASU No. 2017-11 in an interim period, adjustments should be reflected as of the beginning of the interim period in either of the following ways: 1. Retrospectively to outstanding financial instruments with a down round feature by means of a cumulative-effect adjustment to the statement of financial position as of the beginning of the first fiscal year and interim period(s) in which ASU No. 2017-11 is effective or 2. Retrospectively to outstanding financial instruments with a down round feature for each prior reporting period presented. During the fourth quarter of 2017, we early adopted ASU No. 2017-11. The early adoption of ASU 2017-11 resulted in the warrants issued in conjunction with our December 2017 FPO, which contain the aforementioned down-round feature, being accounted for as an equity instrument rather than a derivative liability.

In June 2018, the FASB issued ASU No. 2018-07, “Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” The ASU expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The ASU also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Revenue from Contracts with Customers (Topic 606). The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Company is currently evaluating the accounting, transition, and disclosure requirements of the standard to determine the impact, if any, on its financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement.” The ASU requires application of the prospective method of transition (for only the most recent interim or annual period presented in the initial fiscal year of adoption) to the new disclosure requirements for (1) changes in unrealized gains and losses included in OCI and (2) the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The ASU also requires prospective application to any modifications to disclosures made because of the change to the requirements for the narrative description of measurement uncertainty. The guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year. The Company is currently evaluating the accounting, transition, and disclosure requirements of the standard to determine the impact, if any, on its financial statements.

Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and determined that, except as disclosed herein, there have been no subsequent events that would require recognition in the financial statements or disclosure in the notes to the financial statements.

Interim Financial Statements

Interim Financial Statements

The accompanying unaudited condensed financial statements and notes are representations of the Company’s management, who are responsible for their integrity and objectivity. These statements have been prepared in accordance with GAAP for interim financial information pursuant to Regulation S-X. Accordingly, they do not include all of the information and disclosures required by GAAP for annual financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) that are considered necessary for a fair presentation of the condensed financial statements of the Company as of September 30, 2019 and for the nine months ended September 30, 2019 and 2018. The results of operations for the nine months ended September 30, 2019 are not necessarily indicative of the operating results for the fiscal year ending December 31, 2019, or any other period. These condensed financial statements should be read in conjunction with the audited financial statements and related disclosures of the Company as of December 31, 2018 and 2017, and for the years then ended, included elsewhere in this document.